Debt - Credit Facilities (Details) - Maximum [Member]	Mar. 31, 2017		Dec. 31, 2016
CERP
Line of Credit Facility [Line Items]
Leverage Ratio For Line Of Credit Facility	8.00		8.00
CGP | Secured Debt [Member] | Term Loan [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Line of Credit Facility [Line Items]
Leverage Ratio For Line Of Credit Facility	6.00		6.00
CGP | Line of Credit [Member] | Horseshoe Baltimore Credit and FF&E Facilities [Member] | Variable Interest Entity, Primary Beneficiary [Member] | First Three Quarters [Member]
Line of Credit Facility [Line Items]
Leverage Ratio For Line Of Credit Facility			7.50
CGP | Line of Credit [Member] | Horseshoe Baltimore Credit and FF&E Facilities [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Following Four Quarters [Member]
Line of Credit Facility [Line Items]
Leverage Ratio For Line Of Credit Facility	6.00	[1]	6.00
CGP | Line of Credit [Member] | Horseshoe Baltimore Credit and FF&E Facilities [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Remainder of Agreement [Member]
Line of Credit Facility [Line Items]
Leverage Ratio For Line Of Credit Facility	4.75	[1]	4.75
CGP | Line of Credit [Member] | Cromwell Credit Facility [Member] | Variable Interest Entity, Primary Beneficiary [Member] | First Three Quarters [Member]
Line of Credit Facility [Line Items]
Leverage Ratio For Line Of Credit Facility			5.25
CGP | Line of Credit [Member] | Cromwell Credit Facility [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Following Four Quarters [Member]
Line of Credit Facility [Line Items]
Leverage Ratio For Line Of Credit Facility	5.00		5.00
CGP | Line of Credit [Member] | Cromwell Credit Facility [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Remainder of Agreement [Member]
Line of Credit Facility [Line Items]
Leverage Ratio For Line Of Credit Facility	4.75		4.75

[1]	CBAC Borrower, LLC (“CBAC”) is a joint venture in which Caesars Baltimore Investment Company, LLC (“CBIC”) holds an interest. CBIC is a wholly owned subsidiary of CGP.